Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Derivative Valuation

	June 30, 2012		September 30, 2012
	As previously reported	As adjusted	As previously reported	As adjusted
Derivative Liability	140,132	550,994	128,422	527,206
Stockholders’ Equity	4,291,027	3,880,165	3,774,716	3,375,932

Net Income:
Three months ended June 30, 2012	(251,838)	(662,704)
Six months ended June 30, 2012	161,028	(249,834)
Three months ended September 30, 2012			(518,768)	(506,690)
Six months ended September 30, 2012			(357,735)	(756,519)

Net income/loss per share:
Three months ended June 30, 2012	$(0.02)	$(0.05)
Six months ended June 30, 2012	$0.01	$(0.02)
Three months ended September 30, 2012			$(0.04)	$(0.04)
Six months ended September 30, 2012			$(0.03)	$(0.07)

Schedule of Share Base Compensation Stock Options Activity
February 2012 Management Options
	Options	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life
Balance – December 31, 2011	-	$
Granted	823,757		$0.573	4.65 years
Exercised	-
Forfeited/Cancelled	50,102	$
Balance – December 31, 2012 – outstanding	773,655		$0.573	4.65 years
Balance – December 31, 2012 – exercisable	623,350		$0.573	4.65 years

Outstanding options held by related parties – 2012	776,655
Exercisable options held by related parties – 2012	623,350

2012 Performance Incentive Plan
	Options	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life
Balance – December 31, 2011	-	$
Granted	54,519		$2.25	9.75 years
Exercised	-
Forfeited/Cancelled	-	$
Balance – December 31, 2012 – outstanding	54,519		$2.25	9.75 years
Balance – December 31, 2012 – exercisable	54,519		$2.25	9.75 years

Outstanding options held by related parties – 2012	54,519
Exercisable options held by related parties – 2012	-

Contractor Options
	Options	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life
Balance – December 31, 2011	-
Granted	225,000		$2.36	7.08 years
Exercised	-
Forfeited/Cancelled	-	$
Balance – December 31, 2012 – outstanding	225,000		$2.36	7.08 years
Balance – December 31, 2012 – exercisable	62,500		$2.25	4.75 years